Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER SHARE

18. NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Numerator:
Net income (loss) attributable to Aptorum Group Limited	$6,311,340	$(18,686,762)	$(14,831,723)
Denominator:
Weighted average shares outstanding
– Basic	31,135,882	29,008,445	27,909,788
– Diluted	31,534,473	29,008,445	27,909,788

Net income (loss) per share attributable to Aptorum Group Limited
– Basic	$0.20	$(0.64)	$(0.53)
– Diluted	$0.20	$(0.64)	$(0.53)

Basic net income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential dilutive securities are excluded from the calculation of diluted loss per share in loss periods as their effect would be anti-dilutive.